Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Allowanace for doubt debts on accounts receivable current	$ 297	$ 161
Intangible assets, Accumulated amortization	$ 341	$ 279
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, shares issued	55,971,121	55,971,121
Common stock, shares outstanding	55,893,618	55,893,618